UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       April 21, 2008

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:  $115336



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     1334     1000 SH       SOLE                     1000
3M Co                          COM              88579Y101     5193    65615 SH       SOLE                    65615
AT&T Inc.                      COM              00206R102      280     7309 SH       SOLE                     7309
Allstate Corp                  COM              020002101      223     4648 SH       SOLE                     4648
American Express               COM              025816109     2781    63600 SH       SOLE                    63600
BP PLC ADR                     COM              055622104      581     9576 SH       SOLE                     9576
Bank of America Corp           COM              060505104      271     7158 SH       SOLE                     7158
Berkshire Hathaway Inc CL B    COM              084670207     4267      954 SH       SOLE                      954
Bridgehampton National Bank    COM              108035106     3322   164133 SH       SOLE                   164133
Carmax Inc.                    COM              143130102     5072   261160 SH       SOLE                   261160
Cisco Sys Inc                  COM              17275R102      248    10302 SH       SOLE                    10302
Coca-Cola                      COM              191216100      883    14501 SH       SOLE                    14501
Currency Shares Euro Shares    COM              23130c108      388     2450 SH       SOLE                     2450
Diageo PLC                     COM              25243Q205     1750    21523 SH       SOLE                    21523
EI DuPont de Nemours & Co      COM              263534109      234     5000 SH       SOLE                     5000
Emerson Elec Co                COM              291011104     5037    97890 SH       SOLE                    97890
Exxon Mobil Corp               COM              30231G102     1328    15701 SH       SOLE                    15701
Factset Research Sys           COM              303075105     3841    71300 SH       SOLE                    71300
General Elec Co                COM              369604103     7850   212092 SH       SOLE                   212092
Goldman Sachs Group Inc        COM              38141G104     3725    22520 SH       SOLE                    22520
Heineken Holding               COM              N39338194      208     4125 SH       SOLE                     4125
Hewlett Packard                COM              428236103      758    16600 SH       SOLE                    16600
Honeywell Inc                  COM              438516106      282     5000 SH       SOLE                     5000
Illinois Tool Wks Inc.         COM              452308109     2720    56390 SH       SOLE                    56390
Intel Corp.                    COM              458140100      240    11326 SH       SOLE                    11326
International Business Machine COM              459200101      508     4413 SH       SOLE                     4413
Johnson & Johnson              COM              478160104      247     3800 SH       SOLE                     3800
L 3 Communications Hldg Corp   COM              502424104     5758    52665 SH       SOLE                    52665
McDonald's Corp                COM              580135101      446     8000 SH       SOLE                     8000
Medtronic Inc.                 COM              585055106     5273   109015 SH       SOLE                   109015
Microsoft Corp                 COM              594918104      236     8300 SH       SOLE                     8300
Morgan Stanley, Dean Witter &  COM              617446448      397     8680 SH       SOLE                     8680
Nestle SA                      COM              641069406     3828    30522 SH       SOLE                    30522
Nokia Corp                     COM              654902204      223     7000 SH       SOLE                     7000
Norfolk Southern Corp.         COM              655844108      489     9000 SH       SOLE                     9000
Pepsico Inc.                   COM              713448108     4903    67906 SH       SOLE                    67906
Pfizer Inc.                    COM              717081103      684    32700 SH       SOLE                    32700
Procter and Gamble Co          COM              742718109     1852    26428 SH       SOLE                    26428
Raytheon Co Com New            COM              755111507      336     5201 SH       SOLE                     5201
Schlumberger                   COM              806857108     6308    72505 SH       SOLE                    72505
Sealed Air Corp New            COM              81211K100     4750   188120 SH       SOLE                   188120
Staples Inc.                   COM              855030102     6767   306076 SH       SOLE                   306076
Stryker Corp                   COM              863667101     3651    56125 SH       SOLE                    56125
Target Corp                    COM              87612E106     5353   105625 SH       SOLE                   105625
Tesco PLC Ord                  COM                              86    11400 SH       SOLE                    11400
United Technologies CP Com     COM              913017109      333     4835 SH       SOLE                     4835
Verizon Communications         COM              92343V104      241     6601 SH       SOLE                     6601
Walgreen Co.                   COM              931422109     4773   125320 SH       SOLE                   125320
XTO Energy Inc.                COM              98385X106     4176    67510 SH       SOLE                    67510
Yadkin Valley Bk & TR Co Elkin COM              984314104      350    27637 SH       SOLE                    27637
Goldman Sachs Core Fx Incm A                                   218 22801.426SH       SOLE                22801.426
Goldman Sachs Tr Hi Yld Muni A                                 335 34244.923SH       SOLE                34244.923